December 14, 2005





U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD MUNICIPAL BOND FUNDS (THE TRUST)
     FILE NO.  2-57689


Commissioners:


Enclosed is the 56th Post-Effective Amendment of the Registration Statement of the Vanguard Municipal Bond Funds (the "Trust") on Form N-1A. The purposes of the Amendment are to: (1) to amend the Frequent Trading Policy Disclosure for the Funds, and (2) to incorporate a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on February 13, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.

Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.



Sincerely,



THE VANGUARD GROUP, INC.





Christopher A. Wightman
Associate Counsel


Enclosures

cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission